UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; November 7,2012
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      171

Form 13F Information Table Value Total:    241397


List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE






NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



Abbott Laboratories
Common
002824100
1522
22200
Sole


Aberdeen Emrg Mkt Telcm & Infr
Common
00301T102
328
15853
Sole


Aberdeen Indonesia Fund, Inc.
Common
455778100
390
29048
Sole


Adams Express Co.
Common
006212104
1554
137007
Sole


Advent Claymore Conv Sec Incm
Common
007639107
1554
230851
Sole


Advent Claymore Enh Gwth&Incm
Common
00765E104
568
58883
Sole


AFLAC Inc.
Common
001055102
407
8500
Sole


AGIC Equity & Conv. Incm Fd
Common
00119P102
852
48729
Sole


AGIC Gbl Eq&Conver Incme
Common
00119R108
950
70782
Sole


AGIC Int'l & Prem Strategy Fd
Common
00119Q100
156
15800
Sole


Air Products & Chemicals
Common
009158106
289
3500
Sole


AllianceBernstein Incm Fd
Common
01881E101
784
90733
Sole


Allstate Corporation
Common
020002101
218
5500
Sole


Alpine Total Dynamic Div.
Sh Ben Int
021060108
812
183228
Sole


Altria Group Inc
Common
02209S103
928
27800
Sole


American Express Co.
Common
025816109
705
12400
Sole


Amgen Inc.
Common
031162100
1332
15800
Sole


Apple Inc.
Common
037833100
8608
12900
Sole


Asia Pacific Fund Inc.
Common
044901106
192
18668
Sole


AT&T Inc.
Common
00206R102
2022
53628
Sole


BB&T Corp
Common
054937107
265
8000
Sole


Biogen Idec Inc.
Common
09062X103
597
4000
Sole


Blackrock Ecosolut. Invest Tr
Common
092546100
212
24379
Sole


BlackRock Enh Eqty Div Tr
Common
09251A104
7333
970020
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
457
34950
Sole


Blackrock Global Opportunities
Common
092501105
6764
496259
Sole


Blackrock Intl Growth & Inc Tr
Sh Ben Int
092524107
5917
811688
Sole


Bristol-Myers Squibb Co.
Common
110122108
844
25000
Sole


Capital One Financial Corp.
Common
14040H105
399
7000
Sole


Cardinal Health Inc.
Common
14149Y108
310
7950
Sole


Caterpillar Inc
Common
149123101
972
11300
Sole


CBS Corp. cl B
Common, Cl B
124857202
291
8000
Sole


Central European Equity Fund
Common
153436100
487
14576
Sole


Chevron Corp
Common
166764100
3291
28232
Sole


Clough Global Allocat. Fd
Sh Ben Int
18913Y103
904
66804
Sole


Clough Global Equity Fund
Common
18914C100
1691
130891
Sole


Clough Global Opps. Fund
Sh Ben Int
18914E106
4751
406063
Sole


Coca-Cola Company
Common
191216100
1783
47000
Sole


Comcast cl A
Common, Cl A
20030N101
1002
28025
Sole


ConocoPhillips
Common
20825C104
856
14974
Sole


Costco Wholesale Corp
Common
22160K105
250
2500
Sole


Covidien Ltd
Common
G2554F113
362
6099
Sole


CSX Corporation
Common
126408103
384
18500
Sole


CVS Caremark Corp.
Common
126650100
989
20430
Sole


Deere & Company
Common
244199105
742
9000
Sole


Delaware Enhanced Glbl Div
Common
246060107
668
59267
Sole


Delaware Investments Natl Muni
Common
24610T108
229
16170
Sole


DIRECTV
Common
25490A309
787
15000
Sole


Discover Financial Services
Common
254709108
477
12000
Sole


Dow 30 Prem & Div inc Fd
Common
260582101
144
10300
Sole


Dow Chemical Company
Common
260543103
319
11000
Sole


Duke Energy Corp
Common
26441C204
653
10079
Sole


DuPont de Nemours & Co.
Common
263534109
719
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
4154
374908
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
5336
481581
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
7608
722511
Sole


Eaton Vance Tax Div Fund
Common
27828U106
2032
102741
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
10258
1078686
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
4482
344478
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
9694
873364
Sole


eBay Inc.
Common
278642103
339
7000
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
11159
1266676
Sole


Exelon Corp
Common
30161N101
231
6500
Sole


Express Scripts Holding Co.
Common
30219G108
305
4860
Sole


Exxon Mobil Corporation
Common
30231G102
3561
38936
Sole


Federated Enhanced Trsry In Fd
Sh Ben Int
314162108
1595
111566
Sole


Fifth Third Bancorp
Common
316773100
248
16000
Sole


First Trust Active Div Inc Fnd
Common
33731L100
841
99338
Sole


First Trust Enhan Eqty Incm Fd
Common
337318109
586
47966
Sole


FirstEnergy Corporation
Common
337932107
221
5000
Sole


Franklin Resources, Inc.
Common
354613101
313
2500
Sole


Gabelli Healthcare&Wellness
Common
36246K103
171
18744
Sole


GDL Fund (The)
Sh Ben Int
361570104
320
27065
Sole


General American Investors Co.
Common
368802104
2539
87317
Sole


General Dynamics Corp.
Common
369550108
212
3200
Sole


General Electric Co
Common
369604103
1294
57000
Sole


Gilead Sciences Inc.
Common
375558103
365
5500
Sole


Global Income & Currency
Common
378968101
604
44305
Sole


Halliburton Company
Common
406216101
303
9000
Sole


Home Depot Inc.
Common
437076102
640
10600
Sole


Honeywell Intl Inc
Common
438516106
538
9000
Sole


IBM Corp
Common
459200101
3340
16100
Sole


India Fund, Inc.
Common
454089103
6589
283537
Sole


ING Gl. Adv. & Prem. Opp. Fd.
Common
44982N109
674
56939
Sole


ING Risk Managed Nat'l Res
Common
449810100
1192
98117
Sole


Invesco Value Municipal Trust
Common
46132W103
430
27098
Sole


Invesco Value Municipl Bond Tr
Common
46130Y101
352
22086
Sole


Invesco Value Municipl Incm Tr
Common
46132P108
612
36641
Sole


iShares Core S&P 500 ETF
Common
464287200
1444
10000
Sole


Japan Equity Fd
Common
471057109
80
15727
Sole


Japan Smaller Cap Fd Inc
Common
47109U104
1983
275732
Sole


Johnson & Johnson
Common
478160104
448
6500
Sole


JPMorgan Chase & Co
Common
46625H100
2159
53332
Sole


Korea Equity Fund
Common
50063B104
184
18528
Sole


Lazard Global Return Fund
Common
52106W103
218
14522
Sole


Lazard World Div & Incme Fd
Common
521076109
1031
84752
Sole


Liberty All Star Equity Fd
Common
530158104
86
17733
Sole


Liberty All Star Growth Fund
Common
529900102
114
26884
Sole


Lockheed Martin Corp.
Common
539830109
514
5500
Sole


Madison Strtg Sec Prm fd
Common
558268108
305
25512
Sole


Marathon Oil Corp
Common
565849106
293
9900
Sole


Marsh & McLennan Company Inc
Common
571748102
543
16000
Sole


McDonald's Corp.
Common
580135101
541
5900
Sole


McKesson Corp
Common
58155Q103
370
4300
Sole


Merck & Co. Inc.
Common
58933Y105
1861
41267
Sole


MetLife, Inc.
Common
59156R108
534
15500
Sole


Microsoft Corporation
Common
594918104
2317
77800
Sole


MS China A Fund
Common
617468103
2996
160400
Sole


MS Latin Am Disc Fd
Common
51828C106
229
15566
Sole


MS Thai Fund
Common
882904105
715
40712
Sole


MS Turkish Invest Fund
Common
900145103
308
20663
Sole


MSDW Asia Pacific
Common
61744U106
288
20591
Sole


MSDW India Invest
Common
61745C105
3058
175035
Sole


Neuberger Berman Real Est Sec
Common
64190A103
619
131051
Sole


New Germany Fund
Common
644465106
288
19842
Sole


NextEra Energy, Inc.
Common
65339F101
633
9000
Sole


Norfolk Southern Corp
Common
655844108
318
5000
Sole


Northrop Grumman Corp
Common
666807102
299
4500
Sole


Nuv Div Adv Mun Fd 3
Common
67070X101
703
44657
Sole


Nuv Mun Mkt Opp Fd
Common
67062W103
834
55639
Sole


Nuveen Bld America Bnd Opp Fd
Common
67074Q102
1181
53556
Sole


Nuveen Div Adv Muni Incm Fd
Common
67071L106
482
30226
Sole


Nuveen Diversified Currency Op
Common
67090N109
4093
310095
Sole


Nuveen Equity Prem Advg
Common
6706ET107
731
57708
Sole


Nuveen Global Value Opp
Common
6706EH103
1821
121389
Sole


Nuveen Premier Muni Opportu Fd
Common
670987106
367
23035
Sole


Oracle Corporation
Common
68389X105
2358
74872
Sole


Petroleum & Resource Corp.
Common
716549100
2581
98348
Sole


Pfizer Inc.
Common
717081103
409
16462
Sole


Philip Morris Intl
Common
718172109
890
9900
Sole


Phillips 66
Common
718546104
579
12487
Sole


Praxair, Inc.
Common
74005P104
467
4500
Sole


Putnam Master Intrmt Incm Trst
Sh Ben Int
746909100
473
91309
Sole


Putnam Prem Inc Tr
Sh Ben Int
746853100
755
131704
Sole


Raytheon Company
Common
755111507
314
5500
Sole


Reaves Utility Income Fund
Sh Ben Int
756158101
3115
123207
Sole


Royce Focus Trust
Common
78080N108
164
24352
Sole


Royce Micro Cap Tr
Common
780915104
298
31485
Sole


Royce Value Trust
Common
780910105
1864
142608
Sole


Schlumberger Ltd.
Common
806857108
325
4500
Sole


Singapore Fund
Common
82929L109
877
63484
Sole


Southern Company
Common
842587107
461
10000
Sole


SPDR S&P 500 ETF Trust
Common
78462F103
1439
10000
Sole


Swiss Helvetia Fund
Common
870875101
915
84910
Sole


Taiwan Fund
Common
874036106
801
48560
Sole


Target Corporation
Common
87612E106
781
12300
Sole


Templeton Dragon
Common
88018T101
2540
99119
Sole


Templeton Emrg Mkt DE
Common
880191101
1198
65053
Sole


Templeton Global Incm Fd
Common
880198106
235
24600
Sole


Templeton Rus & East Euro
Common
88022F105
503
32805
Sole


The Korea Fund, Inc.
Common
500634209
269
6800
Sole


Thermo Fisher Scientific, Inc.
Common
883556102
294
5000
Sole


Time Warner Cable Inc.
Common
88732J207
567
5966
Sole


Time Warner Inc
Common
887317303
434
9566
Sole


TJX Companies Inc.
Common
872540109
851
19000
Sole


Tri-Continental Corp.
Common
895436103
1310
80742
Sole


U.S. Bancorp
Common
902973304
991
28901
Sole


Union Pacific Corp.
Common
907818108
1009
8500
Sole


United Technologies Corp
Common
913017109
431
5500
Sole


UnitedHealth Group, Inc.
Common
91324P102
914
16500
Sole


Verizon Communications, Inc.
Common
92343V104
1276
28000
Sole


Viacom Inc cl B
Common, Cl B
92553P201
453
8450
Sole


Virtus Total Return Fund
Common
92829A103
165
42090
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
3911
290781
Sole


W. Asset/Claymore Infl-linked
Sh Ben Int
95766Q106
2726
205390
Sole


Wal-Mart Stores, Inc.
Common
931142103
3446
46700
Sole


Walt Disney Company
Common
254687106
1187
22700
Sole


Wells Fargo & Co
Common
949746101
2963
85800
Sole


Xcel Energy Inc
Common
98389B100
263
9500
Sole


Zweig Fund, Inc.
Common
989834205
1288
101737
Sole


Zweig Total Return
Common
989837208
4161
328675
Sole